Restructuring Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring
Schedule of restructuring charges

	2012 Plan
	Lease & Other Contract Termination Costs	Severance	Total
Balance as of December 31, 2012	$6,295	$4,058	$10,353
Incurred	1,885	3,107	4,992
Paid	(5,902)	(4,064)	(9,966)
Balance as of September 30, 2013	$2,278	$3,101	$5,379

	2011 Plan
	AMR		EmCare		EVHC
	Lease	Severance	Lease	Severance	Severance	Total
Incurred	$4,192	$1,452	$94	$69	$676	$6,483
Paid	(572)	(978)	—	(63)	(505)	(2,118)

Balance at December 31, 2011	3,620	474	$94	6	171	4,365
Paid	(1,793)	(369)	(94)	(6)	(138)	(2,400)

Balance at December 31, 2012	$1,827	$105	$—	$—	$33	$1,965

	2012 Plan
	AMR		EmCare	EVHC
	Lease & Other Contract Termination Cost	Severance	Severance	Severance	Total
Incurred	$5,901	$6,566	812	807	$14,086
Paid	(136)	(3,656)	(39)	(432)	(4,263)
Adjustments	530	—	—	—	530

Balance at December 31, 2012	$6,295	$2,910	773	375	10,353